DESCRIPTION OF BUSINESS (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended				12 Months Ended				0 Months Ended
	Dec. 19, 2012	Oct. 25, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2012 Scenario, Previously Reported [Member]	Apr. 02, 2011 InspireMD Ltd. [Member]	Mar. 31, 2011 InspireMD Ltd. [Member]	Apr. 02, 2011 InspireMD Ltd. [Member]
Business Acquisition [Line Items]
Percent of ordinary shares acquired														91.70%
Number of shares issued for business acquisition													1,048,689	11,617,977	12,666,666
Net loss			$ (1,920,000)	$ (8,233,000)	$ (9,426,000)	$ (7,081,000)	$ (10,516,000)	$ (4,149,000)	$ (14,665,000)	$ (3,420,000)	$ (2,724,000)
Net cash used by operating activities					(5,799,000)	(4,363,000)	(4,217,000)	(1,786,000)	(6,003,000)	(2,710,000)	(1,545,000)
Working capital						(10,800,000)
Non contingent redemption option, payment amount			$ 13,300,000		$ 13,300,000	$ 13,300,000
Reverse stock split, ratio	0.25	0.25
Class of Stock [Line Items]
Common stock, shares outstanding	18,000,000		18,026,680	17,044,737	18,026,680	17,040,040	17,044,737		17,044,737	12,465,951		72,100,000